UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported): February 5, 2015
__________________________________________

SLC STUDENT LOAN RECEIVABLES I, INC.
(Exact name of securitizer as specified in its charter)
__________________________________________

025-00284                                                                                0001164019
(Commission File Number of securitizer)                         (Central Index Key Number of securitizer)

Charles Jacques, (469) 220-5399
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SLC STUDENT LOAN RECEIVABLES I, INC.
(Securitizer)

Date: February 5, 2015

By:   /s/ Calvin C. Balliet
 Name: Calvin C. Balliet
 Title: Chairman of the Board